Derivative Instruments Disclosures (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net assets in the statement of financial condition	$ 1,172,069	$ 1,025,176
Financial Instruments
Cash Collateral Received
Net Amount	1,172,069	1,025,176
JP Morgan Securities, LLC
Net assets in the statement of financial condition	732,303	778,539
Financial Instruments
Cash Collateral Received
Net Amount	732,303	778,539
Newedge UK Financial Ltd
Net assets in the statement of financial condition	5,443	48,214
Financial Instruments
Cash Collateral Received
Net Amount	5,443	48,214
Newedge USA LLC
Net assets in the statement of financial condition	434,323	198,423
Financial Instruments
Cash Collateral Received
Net Amount	$ 434,323	$ 198,423